Commitments (Schedule of Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments [Abstract]
2014	$ 38,292
2015	30,535
2016	18,320
2017	9,858
2018	6,767
Thereafter	17,662
Total operating lease minimum commitments	$ 121,434